UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d)
of the Securities Exchange Act of 1934
For the monthly reporting period from October 1, 2008 to October 31, 2008
Commission File Number of issuing entity: 333-138043-04
WACHOVIA AUTO OWNER TRUST 2008-A
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-138043
WDS Receivables LLC
(Exact name of depositor as specified in its charter)
WACHOVIA BANK, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of issuing entity)

c/o Wilmington Trust Company, as Owner Trustee
1100 North Market Street
Wilmington, Delaware
19890-1605
Attn: Corporate Trust Administration
(Address of principal executive offices of the issuing entity)	26-0776156 (I.R.S. Employer Identification No.) 19890-1605 (zip code)
(302) 636-6000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Name of
	Registered/reported pursuant to (check one)			exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☑
Class A-2a	☐	☐	☑
Class A-2b	☐	☐	☑
Class A-3a	☐	☐	☑
Class A-3b	☐	☐	☑
Class A-4a	☐	☐	☑
Class A-4b	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
ITEM 1 — Distribution and Pool Performance Information
Response to Item 1 is set forth in Exhibit 99.1
PART II — OTHER INFORMATION
ITEM 2 — Legal Proceedings.
None
ITEM 3 — Sales of Securities and Use of Proceeds.
None
ITEM 4 — Defaults Upon Senior Securities.
None
ITEM 5 — Submission of Matters to a Vote of Security Holders.
None
ITEM 6 — Significant Obligors of Pool Assets.
None
ITEM 7 — Significant Enhancement.
None
ITEM 8 — Other Information.
None
ITEM 9 — Exhibits
(a) The following is a list of documents filed as part of this Report on Form 10-D:
Exhibit 99.1 Monthly Statement to Securityholders
(b) The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 24, 2008
Wachovia Auto Owner Trust 2008-A
(Issuing Entity)

	By:	Wachovia Bank, National Association
(Servicer)

	By:	/s/ Caesar Giagnacovo
Name: Caesar Giagnacovo
Title: Assistant Vice President

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Statement to Securityholders